Other Liabilities	12 Months Ended
Jan. 03, 2021
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities
Other current liabilities consist of the following:

	January 3, 2021	December 29, 2019
Operating lease liabilities	$9,715	$9,203
Accrued workers' compensation and general liability claims	3,619	4,354
Sales and property taxes	1,209	909
Accrued occupancy costs	269	630
Other	2,258	940
	$17,070	$16,036
Other non-current liabilities consist of the following:

	January 3, 2021	December 29, 2019
Accrued workers' compensation and general liability claims	$6,791	$7,348
Accrued payroll taxes(1)	1,318	—
Deferred compensation	491	424
Other	1,157	540
	$9,757	$8,312
(1) Includes employer Social Security payroll tax deferred as a result of the Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act").

The following table presents the activity in the closed restaurant reserve, which is included within other current liabilities on the consolidated balance sheets at January 3, 2021 and December 29, 2019.

	Year Ended
	January 3, 2021	December 29, 2019
Balance, beginning of period	$528	$6,152
Payments, net	(178)	(1,242)
Other adjustments(1)	(187)	(4,382)
Balance, end of period	$163	$528
(1)     As a result of adopting ASC 842 on December 31, 2018, the portion of the closed restaurant reserve related to operating lease rental payments totaling $3.9 million was reclassified and included as a component of the related ROU assets during the twelve months ended December 29, 2019. The portion of the closed restaurant reserve related to variable ancillary lease costs was not reclassified and was not included as a reduction to ROU assets.